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Statement of Additional Information Supplement dated March 1, 2019

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Dividend Income Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Gold & Precious Metals Fund

Invesco Government & Agency Portfolio

Invesco Government Money Market Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Liquid Assets Portfolio

Invesco Low Volatility Equity Yield Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premier Portfolio

Invesco Premier Tax-Exempt Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco STIC Prime Portfolio

Invesco Strategic Real Return Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Cash Reserve Portfolio

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Treasury Obligations Portfolio

Invesco Treasury Portfolio

Invesco Value Opportunities Fund

Effective March 1, 2019, the Board of Trustees (the “Board”) appointed Anthony J. LaCava, Jr. as a trustee of each Fund. The following information is added under “Management of the Trust – Board of Trustees – Independent Trustees” in the Statement of Additional Information for each Fund.

“Anthony J. LaCava, Jr., Trustee

Anthony J. LaCava, Jr. currently serves as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.

Mr. LaCava retired after a 37-year career with KPMG LLP (“KPMG”) where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board’s audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG’s New England practice.

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Mr. LaCava currently serves as Chairman of the Business Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.

The Board believes that Mr. LaCava’s experience in audit and financial services will benefit the Funds.”

The following information is added to the table under “Appendix C – Trustees and Officers” in the Statement of Additional Information for each Fund.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Independent Trustees

“Anthony J. LaCava, Jr. – 1956 Trustee	2019	Director, Blue Hills Bank (publicly traded financial institution). Formerly: Managing Partner, KPMG LLP.	158	Chairman of the Audit Committee, Blue Hills Bank; Chairman of the Business Advisory Council, Bentley University; Chairman of the Audit and Finance Committee and Nominating Committee, KPMG LLP.”